REVENUES (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
REVENUES
Mobile Services	$ 4,092,162	$ 2,209,144	$ 2,376,379
Internet Services	1,808,527	1,390,491	1,288,819
Cable Television Services	915,046	789,469	1,040,921
Fixed and Data Services	1,011,528	659,330	699,002
Other services revenues	74,780	60,998	54,714
Subtotal Services revenues	7,902,043	5,109,432	5,459,835
Equipment revenues	426,771	333,526	438,776
Total Revenues	$ 8,328,814	$ 5,442,958	$ 5,898,611